Retirement employee benefits	12 Months Ended
Dec. 31, 2025
Disclosure Of Retirement Benefits [Abstract]
Retirement employee benefits
17.
Retirement employee benefits
a.
Defined contribution plans – Under Mexican legislation, the Company makes payments equivalent to 2% of its workers’ daily comprehensive salary to a defined contribution plan that is part of the retirement savings system. The expense was Ps.15,860, Ps.24,961 and Ps.37,210 in 2023, 2024 and 2025, respectively.

In Jamaica, the Company operates a defined contribution pension plan, which is managed by an independent trust. The Company has no further obligation other than its contribution mandated under the plan. The pension plan is financed primarily by payments from employees and the Company.

b.
Defined benefit plans – According to the Federal Labor Law in Article 162, the Company is required to pay in Mexico a seniority premium as postemployment benefits if an employee leaves and if have at least 15 years of service, which consist of a payment of 12 days per worked year based on the last salary, not to exceed twice the legal minimum wage established by law. The present value of the retirement benefit obligation and the current service cost and past service costs were calculated by independent experts using the projected unit credit method.

The defined benefit plans in Mexico usually expose the Company to actuarial risks such as: interest rate risk, longevity risk and salary risk.

Interest risk	A decrease in the interest rate bond will increase the plan liability.

Longevity risk

The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of the plan participants, during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.

Salary risk

The present value of the defined benefit plan liability is calculated by reference to the future salaries of the plan participants. As such, an increase in the salary of the plan participants will increase the plan’s liability.

The amount included in the consolidated statement of financial position arising from the obligation of the Company for defined benefit plans on December 31, 2023, 2024 and 2025 is as follows:

	2023		2024		2025
Present value of defined benefit obligations	Ps.	280,423	Ps.	353,509	Ps.	429,078

The table below shows the movements in the present value of defined benefit obligations:

	2023		2024		2025
Opening defined benefit obligation	Ps.	216,908	Ps.	280,423	Ps.	353,509
Service cost recognized in net income		51,452		68,020		88,793
New measurement losses / (gains):
Actuarial losses (gains) resulting from changes in financial and demographic assumptions		15,932		(10,201)		(9,600)
Benefits paid		(3,869)		15,267		(3,624)
Ending defined benefit obligation	Ps.	280,423	Ps.	353,509	Ps.	429,078

Below are the amounts for the years ended December 31, 2023, 2024 and 2025 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2023		2024		2025
Current service labor cost	Ps.	22,352	Ps.	36,997	Ps.	45,502
Interest cost		30,273		30,834		42,515
Actuarial (gains) losses		(1,173)		189		776
Components of defined benefit costs recognized in net profit		51,452		68,020		88,793
Benefits paid		(3,869)		15,267		(3,624)
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income		15,932		(10,201)		(9,600)
Total recognized as employee benefit cost	Ps.	63,515	Ps.	73,086	Ps.	75,569

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2023	2024	2025
Discount of the projected benefit obligation at present value	9.7%	10.7%	9.7%
Salary increase	5.3%	6.2%	6.0%
Remaining labor life	15.9 years	16.4 years	16.1 years
Inflation	3.8%	4.20%	3.7%

The discount rate is determined based on the structure of the interest rate curve of government bonds for 30 years. The net interest cost on the retirement benefit obligation is recorded in profit and loss within the operating cost, in conjunction with the other components of liabilities for retirement benefits.

If the discount rate had a variation of 100 basis points upward or downward, the effect on the liability for retirement benefits would be impacted by Ps.38,711.

Assumptions related to expected mortality are based on statistics and experience of the Mexican population. The average life expectancy of an individual retiring at age 65 is 17 years for men and 19 years for women (Demographic Mortality Experience for Active people, EMSSA 2009).